SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2014
SHARE INCENTIVE PLAN [Abstract]
Summary of share options under the Plan
			Weighted-
	Number	Weighted-	average	Weighted-
	of	average	remaining	average
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2012	1,555,353	$4.55	6.30	$1.33
Exercised	(39,100)	1.00		0.21
Forfeited	(27,557)	5.31		3.60

Outstanding as of December 31, 2012	1,488,696	$4.22	5.28	$1.46
Forfeited	(70,276)	5.10		2.25

Outstanding as of December 31, 2013	1,418,420	$4.01	4.20	$1.33
Forfeited	(9,360)	11.13		6.42

Outstanding as of December 31, 2014	1,409,060	$4.00	3.2	$1.32

Exercisable as of December 31, 2014	1,409,060	$4.00	3.2

Vested or expected to vest as of December 31, 2014	1,409,060	$4.00	3.2

Summary of restricted stock under the plan
		Weighted
	Number of	average
	shares	fair value

Outstanding as of January 1, 2012	308,025	$3.31
Granted	154,926	0.38
Forfeited	(5,171)	4.27
Vested	(14,429)	5.02

Outstanding as of December 31, 2012	443,351	$2.96
Granted	1,036,500	0.59
Forfeited	(181,251)	0.78
Vested	(194,200)	0.81

Outstanding as of December 31, 2013	1,104,400	$1.07
Granted	700,000	0.53
Forfeited	(48,600)	0.42
Vested	(560,400)	0.59

Outstanding as of December 31, 2014	1,195,400	$0.75